Average Annual Total Returns - Class H - SP 500 Pure Growth Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	27.27%	14.23%	13.38%	25.32%	12.74%	12.41%	16.11%	10.80%	10.80%	29.58%	16.18%	15.31%